Subsequent events after the Statement of Financial Position date (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Aug. 06, 2020	Jun. 30, 2020
Events after Reporting Period [Line Items]
Share repurchase programme	$ 500	$ 300
Subsequent events after the Statement of Financial Position date		Subsequent events after the Statement of Financial Position dateOn August 6, 2020, the Company announced its intention to commence a “modified Dutch Auction” tender offer to purchase with cash up to $500 million of its ordinary shares, at a range expected to be between $23.00 and $25.50 per share as soon as reasonably practicable.
Minimum [Member]
Events after Reporting Period [Line Items]
Shares issued, price per share (in dollars per share)	$ 23.00
Maximum [Member]
Events after Reporting Period [Line Items]
Shares issued, price per share (in dollars per share)	$ 25.50